SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events
31.	SUBSEQUENT EVENTS

On April 8, 2018, the Company entered into an agreement with CICC Capital Management Company Limited (“CICC Capital”), a wholly-owned subsidiary of China International Capital Corporation Limited (“CICC”). Pursuant to the agreement, CICC Capital through its investment institutions, will make a strategic investment in the Company’s subsidiary, MHM, with total investment amount ranged from RMB1,500,000 to RMB1,800,000. After completion of the investment, CICC Capital will hold approximately 37.5% to 41.9% of the equity interests in MHM.